EVENTS AFTER THE REPORTING YEAR	12 Months Ended
Dec. 31, 2024
Disclosure of non-adjusting events after reporting period [abstract]
EVENTS AFTER THE REPORTING YEAR	EVENTS AFTER THE REPORTING YEAR
New Chief Executive Officer and Executive Director
On January 21, 2025, we announced that the Board of Directors had nominated biopharmaceutical leader Mr. Fabrice Chouraqui as Pharming’s new Chief Executive Officer and Executive Director, succeeding Mr. Sijmen de Vries. Mr. Chouraqui was appointed for a term of four years at the Extraordinary General Meeting of Shareholders (EGM) that took place on March 4, 2025. Upon the appointment of Mr. Chouraqui, Mr. Sijmen de Vries resigned from the Board of Directors. To ensure a smooth hand-over of tasks and responsibilities, Mr. de Vries will remain a strategic advisor to the new CEO until December 31, 2025.
Acquisition Abliva AB
On February 20, 2025, we announced ownership of shares and voting rights in Abliva AB exceeding 90% and thereby initiated the necessary activities to delist the Company from the Nasdaq Stockholm exchange. Following delisting, we expect to be able to start the second wave of patient recruitment for the ongoing pivotal FALCON clinical trial for KL1333 for the treatment of mtDNA-driven primary mitochondrial diseases. Pharming has initiated a compulsory acquisition procedure in respect of the remaining shares in Abliva under the Swedish Companies Act. On March 3, 2025, Nasdaq Stockholm approved Abliva’s application for delisting and the last day of trading will be March 17, 2025. With these events, the acquisition of Abliva is now completed. As of March 31, 2025, the Company holds 97.47% of ordinary shares of Abliva AB.

The acquisition of Abliva will be accounted for as a business combination. Substantially all of the value of the acquisition is concentrated in a single asset, KL1333. Following delisting as expected in March 2025, the acquisition would be reflected in our financial statements beginning with the first quarter 2025.
As of the reporting date, the Purchase Price Allocation (PPA) for the acquisition is in progress. Consequently, further disclosures regarding goodwill, as well as the fair value of assets and liabilities, have not yet been completed. The PPA process is ongoing, and once finalized, the appropriate adjustments and disclosures will be made.At this point we expect the $66.1 million acquisition price to be allocated to the fair value of the acquired identifiable assets and liabilities, with any excess to be recorded as goodwill. We do not expect any P&L impact at the acquisition date, besides recognition of acquisition costs incurred in 2025. At the reporting date, a total of $2.3 million was incurred in other operating expenses in relation to this transaction.
The Board of Directors identified no other events after the reporting period affecting the 2024 financial statements.